Annual Total Returns - Consumer Staples Portfolio [BarChart] - 02.28 VIP Sector Funds Investor Combo PRO-20 - Consumer Staples Portfolio - VIP Consumer Staples Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.07%
Annual Return 2012	15.30%
Annual Return 2013	21.79%
Annual Return 2014	15.52%
Annual Return 2015	9.41%
Annual Return 2016	3.67%
Annual Return 2017	14.52%
Annual Return 2018	(15.58%)
Annual Return 2019	31.33%
Annual Return 2020	11.70%